ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of percentage of legal ownership by Renren Inc
	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Subsidiaries:
CIAC/ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Renren Wealth Inc.	March 7, 2011	Cayman Islands	100%	Investment holding
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. (“JiehunChina”)	June 14, 2011	Cayman Islands	100%	Investment holding
Renren Giant Way Limited (“Renren Giant Way”)	May 17, 2012	Hong Kong	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Investment holding
Renren Gongying Inc..	October 2, 2015	Cayman Islands	100%	Investment holding
Funall Technology Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Investment holding
Happy Link Corporation Limited	May 7, 2011	Hong Kong	100%	Investment holding
Renren Game HongKong Limited (“Game HK”)	March 8, 2012	Hong Kong	100%	Investment holding
Jupiter Way Limited (“Jupiter Way”).	July 16, 2012	Hong Kong	100%	Investment holding
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Online games
Renren Game Korea Co., Ltd	September 30, 2011	Korea	100%	Online games
Funall Technology Development (Taiwan) Co., Ltd.	September 6. 2010	Taiwan	100%	Online games
Renren Game USA Inc. (“Game USA")	March 8, 2012	USA	100%	Online games
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
Beijing Woxiu Information Technology Co. Ltd. (“Beijing Woxiu”)	October 27, 2011	PRC	100%	Investment holding
Renren Game Network Technology Development (Shanghai) Co., Ltd. ("Renren Network")	November 30, 2012	PRC	100%	Investment holding
Beijing Jiexun Shiji Technology Development Co., Ltd. ("Jiexun Shiji")	April 26, 2012	PRC	100%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Online games
Beijing Jingwei Sinan Information Technology Co., Ltd. (“Jingwei Sinan”)	May 22, 2014	PRC	100%	Investment holding
Shanghai Renren Financial Rental Co., Ltd	May 25, 2015	PRC	100%	Internet business

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Shanghai Renren Games Technology Development Co., Ltd. ("Renren Games").	November 15, 2012	PRC	N/A	Online games
Jiexun Pinghe (Beijing) Technology Development Co.,Ltd. ("Jiexun Pinghe")	February 5, 2013	PRC	N/A	IVAS business
Beijing Jingwei Zhihui Information Technology Co., Ltd. ("Jingwei Zhihui")	March 19, 2014	PRC	N/A	Internet business
Guangzhou Xiuxuan Brokers Co., Ltd	September 22, 2014	PRC	N/A	IVAS business
Beijing Renren Financial Services Investment Management Co., Ltd.	May 20, 2015	PRC	N/A	Internet business
Shanghai Wangjing Investment Management Co., Ltd.	April 20, 2015	PRC	N/A	Internet business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service
Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Online games
Beijing Qilin Wings Technology Development Co., Ltd..	January 16, 2013	PRC	N/A	Internet business
Tianjin Joy Interactive Technology Development Co., Ltd..	March 29, 2013	PRC	N/A	Online games
Beijing Wanmen Education Technology Co., Ltd (“Wanmen”)	May 19, 2014	PRC	N/A	Internet business
Beijing Zhenzhong Interactive Information Technology Co., Ltd	December 23, 2014	PRC	N/A	Internet business
Beijing Renren Quxue Technology Development Co., Ltd.	August 28, 2015	PRC	N/A	Inactive
Shanghai Wangjing Factoring Co., Ltd.	July 28, 2015	PRC	N/A	Factoring business
Renren Huyu (Hong Kong) Limited,	November 19, 2015	Hong Kong	N/A	Online games

VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Schedule of consolidated financial information
	As of December 31,
	2014	2015

Cash and cash equivalents	$16,870	$15,359
Term deposits	16,117	-
Short-term investments	-	2,748
Accounts and notes receivable, net	11,580	4,044
Financing receivable, net	6,285	72,619
Prepaid expenses and other current assets	13,108	22,932
Amounts due from related parties	494	425
Current assets held for sale	15,687	3,917
Total current assets	80,141	122,044
Long-term financing receivable, net	-	15,273
Property and equipment, net	6,471	2,327
Long-term investments	2,460	18,852
Other non-current assets	2,174	1,195
Non-current assets held for sale	1,282	1,888
Total non-current assets	12,387	39,535
Total assets	$92,528	$161,579
Accounts payable	$4,025	$4,914
Short-term debt	-	6,919
Accrued expenses and other current liabilities	14,131	13,762
Payable to investors	-	46,219
Amounts due to related parties	37	36
Deferred revenue and advance from customers	3,493	3,670
Income tax payable	3,153	5,652
Current liabilities held for sale	6,341	7,729
Total current liabilities	31,180	88,901
Total liabilities	$31,180	$88,901

	Years ended December 31,
	2013	2014	2015

Net revenue	$63,284	$46,012	$39,017
Loss from continuing operations	$(64,329)	$(66,467)	$(68,991)
(Loss) income from discontinued operations	$(26,824)	$(26,025)	$4,302

	Years ended December 31,
	2013	2014	2015

Net cash provided by operating activities	$11,820	$24,502	$34,652
Net cash used in investing activities	$(7,457)	$(20,696)	$(102,061)
Net cash provided by financing activities	$8,133	-	$55,928